Vessels, net, Vessels Disposal (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Vessel	Dec. 31, 2021 USD ($)	May 09, 2022 USD ($)
Vessels Disposal [Abstract]
Gain on sale of vessel		$ 3,222,631	$ 0
Vessels, net [Abstract]
Number of vessels first priority mortgaged as security to loan facilities | Vessel		2
Aggregate carrying value		$ 92,486,178	$ 108,086,280
M/T Wonder Arcturus [Member]
Vessels Disposal [Abstract]
Sale price				$ 13,150,000
Gain on sale of vessel	$ 3,200,000
Vessels Mortgaged as Security [Member]
Vessels, net [Abstract]
Aggregate carrying value		$ 24,800,000